Convertible Loans Payable (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 21, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible loan payables net of discount		$ 168,538	$ 168,538		$ 73,664	$ 176,703
Proceed from convertible debt			153,000	$ 0
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible loan payables net of discount					73,664	176,703
Proceed from convertible debt	$ 304,000		$ 153,000		$ 178,000	$ 404,000
Interest rate		8.00%	8.00%		8.00%	8.00%
Fair value of derivative liability recorded as discount on note			$ 81,530		$ 175,025	$ 746,672
Gain on derivative liability		$ 0	243,653		$ 234,654
loss on derivative liability		$ 189,042	$ 178,933			$ 1,269,266
Convertible Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Maturity date extended	Mar. 25, 2022
Convertible Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity date extended	Apr. 21, 2022